Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2011
Earnings (Loss) Per Share
25.	Earnings (Loss) Per Share

Basic and diluted earnings (loss) per share for each of the periods presented are calculated as follows:

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000
Numerator:
Net profit (loss) from continuing operations	59,981	(234,715)	45,939	7,299
Less: net profit attributable to non-controlling interest	(1,990)	(7,722)	(27,495)	(4,369)

Net profit (loss) from continuing operations attributable to ordinary shareholders	57,991	(242,437)	18,444	2,930
Loss from discontinued operations	(63,910)	(12,952)	—	—

Net loss attributable to ordinary shareholders	(5,919)	(255,389)	18,444	2,930

Denominator:
Weighted-average number of shares outstanding - basic	71,526,320	71,526,320	259,595,677	259,595,677
Dilutive effect of preferred shares	110,966,180	110,966,180	57,211,984	57,211,984

Weighted-average number of shares outstanding - diluted	182,492,500	182,492,500	316,807,661	316,807,661

Earnings (loss) per share - Basic:
Net profit (loss) from continuing operations	0.81	(3.39)	0.07	0.01
Loss from discontinued operations	(0.89)	(0.18)	—	—

	(0.08)	(3.57)	0.07	0.01

Earnings (loss) per share - Diluted:
Net profit (loss) from continuing operations	0.32	(3.39)	0.06	0.01
Loss from discontinued operations	(0.35)	(0.18)	—	—

	(0.03)	(3.57)	0.06	0.01

On March 31, 2011, the Company’s shareholders approved and executed a ten-for-one split of the Company’s ordinary shares and preferred shares. Each ordinary share and preferred share of the Company is subdivided into 10 shares at a par value of US$0.00001. All shares and per share amounts presented in the accompanying consolidated financial statements have been revised on a retroactive basis to give effect to the share split. The par value per ordinary share and preferred share has been retroactively revised as if it had been adjusted in proportion to the ten-for-one share split.

During 2011, the Company issued 8,207,178 ordinary shares to its share depositary bank which will be used to settle stock option awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of earnings per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company.

Contingently issuable shares related to the portion of contingent consideration for the acquisitions of Managed Network Entities and Gehua in the form of shares that are based on targets that have been fixed (see Note 4(b)) are included in the computation of basic earnings per share as the Company does not expect any circumstances under which these shares would not be issued.